Commitments (Details) - USD ($)		1 Months Ended
	Dec. 20, 2019	Dec. 20, 2019	Mar. 31, 2020	Dec. 31, 2019
Commitments (Textual)
Deferred fees			$ 11,280,000	$ 11,280,000
Monthly rental payments	$ 19,000	$ 19,000
Lease expiration date	Jul. 13, 2021	Jul. 13, 2021